Provisions for Return Conditions - Schedule of Changes in Provisions for Return Conditions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Provisions [line items]
Balances at beginning of year	$ 144,388
Current			$ 22,277	$ 21,963
Non - current			138,562	122,425
Total	144,388	$ 144,388	160,839	144,388
Balances at end of year	160,839	144,388
Refunds Provision [member]
Disclosure of Provisions [line items]
Balances at beginning of year	144,388	130,160
Provisions made	25,435	65,671
Provisions reversed	(6,475)	(49,557)
Total	160,839	130,160	$ 160,839	$ 144,388
Provisions used	(2,509)	(1,886)
Balances at end of year	$ 160,839	$ 144,388